Principal alliances - Collaboration agreements on human therapeutic antibodies (Details) € in Millions, $ in Millions			1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2020	Jul. 01, 2015 agreement	Jul. 31, 2023 EUR (€)	Nov. 30, 2022 EUR (€)	Nov. 30, 2007 agreement	Mar. 31, 2022	Dec. 31, 2022 Rate	Dec. 31, 2024 EUR (€) Rate	Dec. 31, 2023 EUR (€) Rate		Dec. 31, 2023 USD ($) Rate	Dec. 31, 2022 EUR (€) bond		Dec. 31, 2022 USD ($) bond	Dec. 31, 2015
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales | €								€ 41,081	€ 37,817	[1]		€ 37,651	[1]
US
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales | €								€ 19,986	€ 17,262	[2]		€ 16,986	[3]
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Number of agreements signed | agreement					2
Phase III costs, responsibility percentage								80.00%
Phase III costs, responsibility percentage for Regeneron								20.00%
Maximum additional profit-share, in percentage of Regeneron's quarterly profit (in percent)						10.00%	20.00%
Percentage of cumulative development costs reimbursed								50.00%				50.00%		50.00%
Period before scheduled launch date								24 months
Number of payments | bond												2		2
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Sales of antibodies, first achievement
Disclosure of detailed information about Principal Alliances [Line Items]
Payment related to attainment of goal														$ 50
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Sales of antibodies, first achievement | Antibodies
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales														2,000
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Sales of antibodies, second achievement
Disclosure of detailed information about Principal Alliances [Line Items]
Payment related to attainment of goal														50
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Sales of antibodies, second achievement | Antibodies
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales														$ 2,500
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Prior agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Maximum additional profit-share, in percentage of Regeneron's quarterly profit (in percent) | Rate							10.00%	10.00%
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | New agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Maximum additional profit-share, in percentage of Regeneron's quarterly profit (in percent) | Rate								20.00%	20.00%		20.00%
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Sales Of Antibodies, Third Achievement
Disclosure of detailed information about Principal Alliances [Line Items]
Payment related to attainment of goal											$ 50
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Sales Of Antibodies, Third Achievement | Antibodies
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales											$ 3,000
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | US
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of profits and losses arising from commercial operations								50.00%
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Outside the United States
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of losses arising from commercial operations								55.00%
Royalty expense, percentage (percentage)	5.00%
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Outside the United States | Bottom of range
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of profits arising from commercial operations								55.00%
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Outside the United States | Top of range
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of profits arising from commercial operations								65.00%
Regeneron Pharmaceuticals, INC | Immuno-oncology collaboration agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Number of agreements signed | agreement		2
Maximum additional profit-share, in percentage of Regeneron's quarterly profit (in percent)															10.00%
Percentage of cumulative development costs reimbursed															50.00%
Regeneron Pharmaceuticals, INC | Immuno-oncology collaboration agreement | Major Collaboration Agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Proceeds from collaboration agreements | €								€ 117	€ 196			€ 952
AstraZeneca | Antibodies Collaboration agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Collaboration agreements, regulatory milestone payment | €			€ 65	€ 25
Collaboration Agreements, Amount Paid | €								€ 25

[1]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation
[2]	(a)Figures for 2023 have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	(a)Figures for 2022 have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.